Other Current Liabilities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Liabilities, Current [Abstract]
Accrued payroll	$ 459,623	$ 486,906
Other tax payable	157,507	151,034
Accrued expense		39,071
Issuance cost of preferred stocks		37,096
Other payable	11,943	28,638
Other current liabilities total	$ 629,073	$ 742,745